PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 41 .3%
Basic Materials : 0 .8%
288,000  Albemarle Corp.,
4.650%,
06/01/2027 $ 282,770
0 .1
424,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 426,642
0 .1
475,000  Ecolab, Inc., 1.650%,
02/01/2027 435,346
0 .1
407,000  Ecolab, Inc., 2.700%,
11/01/2026 386,675
0 .1
300,000  EIDP, Inc., 4.500%,
05/15/2026 296,643
0 .1
500,000
(1)
Georgia-Pacific LLC,
1.750%,
09/30/2025 474,764
0 .2
280,000  Nucor Corp., 2.000%,
06/01/2025 269,213
0 .1
54,000  Nutrien Ltd., 4.900%,
03/27/2028 53,744
0.0
2,625,797
0 .8
Communications : 1 .5%
721,000  Amazon.com, Inc.,
3.000%,
04/13/2025 706,192
0 .2
370,000  AT&T, Inc., 1.700%,
03/25/2026 346,100
0 .1
129,000  Cisco Systems, Inc.,
4.800%,
02/26/2027 129,249
0.0
130,000  Cisco Systems, Inc.,
4.850%,
02/26/2029 131,022
0.0
308,000  Comcast Corp.,
4.550%,
01/15/2029 305,673
0 .1
326,000  Comcast Corp.,
5.250%,
11/07/2025 327,404
0 .1
447,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 430,210
0 .1
36,000  Motorola Solutions, Inc.,
4.000%,
09/01/2024 35,708
0.0
216,000
(1)
NBN Co. Ltd., 5.750%,
10/06/2028 223,458
0 .1
368,000
(1)
NTT Finance Corp.,
4.142%,
07/26/2024 366,286
0 .1
420,000
(2)
Rogers
Communications, Inc.,
5.000%,
02/15/2029 417,259
0 .1
352,000  Sprint Capital Corp.,
6.875%,
11/15/2028 375,384
0 .1
194,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 183,695
0 .1
444,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 427,722
0 .1
181,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 180,636
0 .1
271,000  Verizon
Communications, Inc.,
0.850%,
11/20/2025 252,678
0 .1
272,000  Verizon
Communications, Inc.,
3.500%,
11/01/2024 268,632
0 .1
5,107,308
1 .5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical : 3 .9%
358,000
(1)
7-Eleven, Inc., 0.950%,
02/10/2026 $ 330,961
0 .1
214,000  American Honda
Finance Corp., GMTN,
4.950%,
01/09/2026 213,585
0 .1
270,000  American Honda
Finance Corp., GMTN,
5.800%,
10/03/2025 272,307
0 .1
140,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 128,305
0.0
236,000
(1)(2)
BMW US Capital LLC,
0.800%,
04/01/2024 236,000
0 .1
428,000
(1)
BMW US Capital LLC,
1.250%,
08/12/2026 392,543
0 .1
505,000
(1)
BMW US Capital LLC,
3.250%,
04/01/2025 495,135
0 .2
60,000
(2)
Cummins, Inc., 4.900%,
02/20/2029 60,380
0.0
710,000
(1)
Daimler Truck Finance
North America LLC,
3.500%,
04/07/2025 695,626
0 .2
254,000
(1)
Daimler Truck Finance
North America LLC,
5.000%,
01/15/2027 253,356
0 .1
133,330  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 120,076
0.0
250,000  Delta Air Lines Pass
Through Trust 2019-1,
A, 3.404%,
10/25/2025 249,274
0 .1
200,000
(2)
Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 200,889
0 .1
305,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 299,545
0 .1
408,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 406,925
0 .1
268,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 268,183
0 .1
296,000  General Motors
Financial Co., Inc.,
5.400%,
05/08/2027 296,865
0 .1
226,000
(2)
Home Depot, Inc.,
2.700%,
04/15/2025 220,418
0 .1
434,000  Home Depot, Inc.,
4.950%,
09/30/2026 434,830
0 .1
532,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 498,823
0 .2
462,000
(1)
Hyundai Capital
America, 1.300%,
01/08/2026 429,666
0 .1
160,000
(1)
Hyundai Capital
America, 5.650%,
06/26/2026 160,564
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
159,000
(1)
Hyundai Capital
America, 5.950%,
09/21/2026 $ 160,895
0.0
299,000
(1)
Hyundai Capital
America, 6.250%,
11/03/2025 302,174
0 .1
187,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 178,722
0 .1
61,000  Marriott International,
Inc., 4.875%,
05/15/2029 60,422
0.0
290,000
(1)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 291,248
0 .1
211,250
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 212,582
0 .1
423,000  Ross Stores, Inc.,
4.600%,
04/15/2025 419,150
0 .1
505,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 488,392
0 .1
227,000  Toyota Motor Credit
Corp., 4.625%,
01/12/2028 226,180
0 .1
436,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 441,188
0 .1
456,000  Toyota Motor Credit
Corp., 5.600%,
09/11/2025 459,186
0 .1
424,000  Toyota Motor Credit
Corp. B, B, 5.000%,
03/19/2027 425,435
0 .1
65,288  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 65,139
0.0
71,711  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 71,596
0.0
325,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 325,778
0 .1
300,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 305,882
0 .1
225,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 239,168
0 .1
288,000  Walmart, Inc., 3.950%,
09/09/2027 283,078
0 .1
435,000  Walmart, Inc., 4.000%,
04/15/2026 429,452
0 .1
421,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 401,885
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
629,000  WW Grainger, Inc.,
1.850%,
02/15/2025 $ 610,546
0 .2
13,062,354
3 .9
Consumer, Non-cyclical : 5 .0%
274,000  AbbVie, Inc., 4.800%,
03/15/2027 274,379
0 .1
392,000  AbbVie, Inc., 4.800%,
03/15/2029 392,783
0 .1
444,000  Amgen, Inc., 3.200%,
11/02/2027 419,382
0 .1
629,000  Amgen, Inc., 5.250%,
03/02/2025 627,267
0 .2
558,000  Astrazeneca Finance
LLC, 4.800%,
02/26/2027 557,945
0 .2
444,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 439,656
0 .1
386,000  Boston Scientific Corp.,
1.900%,
06/01/2025 370,970
0 .1
506,000  Bristol-Myers
Squibb Co., 0.750%,
11/13/2025 473,013
0 .1
135,000  Bristol-Myers
Squibb Co., 4.900%,
02/22/2027 135,342
0.0
188,000
(2)
Bristol-Myers
Squibb Co., 4.900%,
02/22/2029 188,931
0 .1
587,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 556,224
0 .2
160,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 160,382
0 .1
160,000
(1)
Cargill, Inc., 3.500%,
04/22/2025 157,154
0.0
195,000
(1)
Cargill, Inc., 3.625%,
04/22/2027 187,895
0 .1
114,000  Cigna Group, 1.250%,
03/15/2026 105,653
0.0
315,000  Cigna Group, 5.000%,
05/15/2029 315,595
0 .1
233,000
(1)
CSL Finance PLC,
3.850%,
04/27/2027 225,112
0 .1
444,000  Diageo Capital PLC,
5.300%,
10/24/2027 450,193
0 .1
587,000
(1)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 573,325
0 .2
242,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 242,827
0 .1
385,000  Elevance Health, Inc.,
3.500%,
08/15/2024 381,945
0 .1
422,000  Eli Lilly & Co., 4.500%,
02/09/2027 420,920
0 .1
296,000
(1)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 296,667
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
316,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 $ 317,171
0 .1
258,000  Global Payments, Inc.,
1.200%,
03/01/2026 238,751
0 .1
420,000  Humana, Inc., 5.750%,
03/01/2028 429,330
0 .1
223,000  Kenvue, Inc., 5.500%,
03/22/2025 223,471
0 .1
71,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 71,235
0.0
113,000  Mondelez International,
Inc., 4.750%,
02/20/2029 112,308
0.0
334,000
(1)(2)
Nestle Holdings, Inc.,
1.150%,
01/14/2027 302,336
0 .1
510,000
(1)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 499,640
0 .2
448,000  PepsiCo, Inc., 3.600%,
02/18/2028 432,972
0 .1
157,000  PepsiCo, Inc., 5.250%,
11/10/2025 157,958
0 .1
857,000  Pfizer Investment
Enterprises Pte Ltd.,
4.450%,
05/19/2026 848,365
0 .3
162,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 161,078
0 .1
448,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 459,087
0 .1
461,000  S&P Global, Inc.,
2.450%,
03/01/2027 431,615
0 .1
352,000  S&P Global, Inc.,
2.700%,
03/01/2029 319,965
0 .1
424,000  Smith & Nephew PLC,
5.150%,
03/20/2027 424,052
0 .1
425,000
(1)
Solventum Corp.,
5.450%,
02/25/2027 426,573
0 .1
158,000  Stryker Corp., 3.650%,
03/07/2028 151,285
0.0
434,000  Thermo Fisher
Scientific, Inc., 5.000%,
12/05/2026 435,896
0 .1
470,000
(1)
Triton Container
International Ltd.,
1.150%,
06/07/2024 465,554
0 .1
122,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 123,135
0.0
165,000  UnitedHealth Group,
Inc., 2.375%,
08/15/2024 163,137
0 .1
314,000
(2)
UnitedHealth Group,
Inc., 2.950%,
10/15/2027 295,571
0 .1
323,000  UnitedHealth Group,
Inc., 3.375%,
04/15/2027 310,913
0 .1
550,000  Viatris, Inc., 1.650%,
06/22/2025 523,184
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
316,000  Zoetis, Inc., 5.400%,
11/14/2025 $ 316,520
0 .1
16,594,662
5 .0
Energy : 1 .1%
331,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 305,979
0 .1
580,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 555,073
0 .2
469,000  Equinor ASA, 2.875%,
04/06/2025 458,255
0 .1
395,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 362,552
0 .1
306,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 304,946
0 .1
326,000  Phillips 66, 3.850%,
04/09/2025 321,132
0 .1
495,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 460,908
0 .1
189,000  Schlumberger
Investment SA, 4.500%,
05/15/2028 188,232
0 .1
270,000  TransCanada
PipeLines Ltd., 1.000%,
10/12/2024 263,276
0 .1
467,000  Williams Cos., Inc.,
4.550%,
06/24/2024 465,788
0 .1
3,686,141
1 .1
Financial : 19 .8%
410,000  Aflac, Inc., 1.125%,
03/15/2026 380,031
0 .1
433,000  Ally Financial, Inc.,
3.875%,
05/21/2024 431,715
0 .1
536,000  American Express Co.,
2.500%,
07/30/2024 530,553
0 .2
217,000
(3)
American Express Co.,
4.990%,
05/01/2026 215,768
0 .1
136,000
(3)
American Express Co.,
5.098%,
02/16/2028 135,837
0.0
325,000
(3)
American Express Co.,
5.389%,
07/28/2027 326,200
0 .1
326,000  American Tower Corp.,
3.650%,
03/15/2027 312,611
0 .1
80,000  American Tower Corp.,
5.250%,
07/15/2028 80,048
0.0
234,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 228,658
0 .1
133,000  Aon North America, Inc.,
5.125%,
03/01/2027 133,843
0.0
251,000  Aon North America, Inc.,
5.150%,
03/01/2029 252,562
0 .1
420,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 421,775
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
738,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 $ 735,353
0 .2
347,000
(1)
Aviation Capital
Group LLC, 6.375%,
07/15/2030 357,565
0 .1
352,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 313,217
0 .1
200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 200,052
0 .1
200,000  Banco Santander SA,
5.588%,
08/08/2028 202,939
0 .1
1,531,000
(3)
Bank of America Corp.,
0.976%,
04/22/2025 1,526,473
0 .5
898,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 828,099
0 .2
50,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 46,921
0.0
81,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 77,526
0.0
301,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 293,949
0 .1
352,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 352,442
0 .1
907,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 862,426
0 .3
496,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 480,607
0 .1
186,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 173,323
0 .1
250,000  Bank of America NA,
5.526%,
08/18/2026 252,595
0 .1
642,000  Bank of Montreal,
5.300%,
06/05/2026 643,911
0 .2
179,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 176,895
0 .1
279,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 277,794
0 .1
196,000
(2)(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 196,249
0 .1
473,000  Bank of Nova Scotia,
0.700%,
04/15/2024 472,168
0 .1
468,000  Bank of Nova Scotia,
1.450%,
01/10/2025 453,852
0 .1
257,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 251,983
0 .1
248,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 215,929
0 .1
104,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 90,408
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
326,000
(1)
Blackstone Holdings
Finance Co. LLC,
5.900%,
11/03/2027 $ 334,629
0 .1
169,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 173,239
0 .1
420,000
(1)
BPCE SA, 1.000%,
01/20/2026 389,484
0 .1
94,000  Brookfield Finance, Inc.,
4.000%,
04/01/2024 94,000
0.0
201,000
(1)(3)
CaixaBank SA, 6.684%,
09/13/2027 205,456
0 .1
261,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 238,842
0 .1
444,000
(3)
Capital One Financial
Corp., 4.166%,
05/09/2025 443,103
0 .1
335,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 334,024
0 .1
335,000
(2)(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 337,935
0 .1
332,000  Charles Schwab Corp.,
5.875%,
08/24/2026 337,617
0 .1
242,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 251,646
0 .1
473,000
(3)
Citigroup, Inc., 0.981%,
05/01/2025 470,939
0 .1
435,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 432,417
0 .1
374,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 357,255
0 .1
525,000
(1)
Corebridge Global
Funding, 0.900%,
09/22/2025 491,252
0 .1
438,000
(1)(3)
Credit Agricole SA,
5.335%,
01/10/2030 436,886
0 .1
233,000  Credit Suisse AG/
New York NY, 2.950%,
04/09/2025 226,914
0 .1
1,246,000  Credit Suisse AG/New
York NY, MTN, 3.625%,
09/09/2024 1,234,493
0 .4
467,000
(1)(3)
Danske Bank A/S,
0.976%,
09/10/2025 456,656
0 .1
257,000
(1)(3)
Danske Bank A/S,
4.298%,
04/01/2028 248,090
0 .1
442,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 404,245
0 .1
259,000  Discover Financial
Services, 3.950%,
11/06/2024 256,095
0 .1
611,000
(1)(3)
DNB Bank ASA,
5.896%,
10/09/2026 614,017
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
475,000  Equinix, Inc., 1.250%,
07/15/2025 $ 449,490
0 .1
305,000
(1)
Federation des Caisses
Desjardins du Quebec,
2.050%,
02/10/2025 296,326
0 .1
300,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 299,406
0 .1
389,000  Fifth Third Bank NA,
3.850%,
03/15/2026 374,858
0 .1
490,000
(1)
GA Global Funding
Trust, 3.850%,
04/11/2025 480,968
0 .1
190,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 189,960
0 .1
160,000  Goldman Sachs
BDC, Inc., 6.375%,
03/11/2027 161,272
0.0
278,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 258,998
0 .1
236,000
(3)
Goldman Sachs
Group, Inc., 5.836%,
(SOFRRATE +
0.486%),
10/21/2024 236,159
0 .1
257,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 252,454
0 .1
431,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 396,690
0 .1
531,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 509,425
0 .2
335,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 328,474
0 .1
519,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 505,696
0 .2
441,000
(3)
ING Groep NV, 4.017%,
03/28/2028 425,070
0 .1
200,000
(3)
ING Groep NV, 6.083%,
09/11/2027 202,540
0 .1
654,000
(3)
JPMorgan Chase & Co.,
0.824%,
06/01/2025 648,361
0 .2
560,000
(3)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 553,525
0 .2
388,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 354,117
0 .1
348,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 322,697
0 .1
548,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 486,268
0 .1
830,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 799,962
0 .2
48,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 47,160
0.0
140,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 136,413
0.0
444,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 417,313
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
538,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 $ 509,053
0 .2
27,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 26,366
0.0
587,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 584,838
0 .2
435,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 433,636
0 .1
181,000
(3)
JPMorgan Chase & Co.,
5.299%,
07/24/2029 182,419
0 .1
389,000
(3)
JPMorgan Chase & Co.,
5.546%,
12/15/2025 388,824
0 .1
447,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 456,215
0 .1
252,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 238,054
0 .1
176,000
(3)
Lloyds Banking
Group PLC, 3.870%,
07/09/2025 175,090
0 .1
303,000
(3)
Lloyds Banking
Group PLC, 5.462%,
01/05/2028 303,165
0 .1
416,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 420,048
0 .1
200,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 199,278
0 .1
480,000
(1)
LSEGA Financing PLC,
0.650%,
04/06/2024 479,690
0 .1
488,000
(1)
LSEGA Financing PLC,
1.375%,
04/06/2026 452,563
0 .1
333,000  Main Street Capital
Corp., 6.950%,
03/01/2029 338,530
0 .1
443,000
(1)
Met Tower Global
Funding, 4.850%,
01/16/2027 443,204
0 .1
415,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.953%,
07/19/2025 408,883
0 .1
365,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.962%,
10/11/2025 355,691
0 .1
323,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 307,298
0 .1
454,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 418,300
0 .1
276,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.788%,
07/18/2025 275,055
0 .1
304,000
(3)
Mizuho Financial
Group, Inc., 2.555%,
09/13/2025 299,637
0 .1
256,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 257,280
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,056,000
(3)
Morgan Stanley,
0.790%,
05/30/2025 $ 1,046,257
0 .3
444,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 410,777
0 .1
371,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 345,205
0 .1
256,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 255,476
0 .1
391,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 410,158
0 .1
565,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 518,675
0 .2
1,252,000
(3)
Morgan Stanley, GMTN,
5.860%, (SOFRRATE +
0.509%),
01/22/2025 1,252,908
0 .4
990,000
(3)
Morgan Stanley, MTN,
1.164%,
10/21/2025 964,073
0 .3
126,000
(3)
Morgan Stanley, MTN,
2.720%,
07/22/2025 124,736
0.0
340,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 325,289
0 .1
352,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 351,821
0 .1
448,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 445,185
0 .1
324,000  National Australia Bank
Ltd./New York, 3.500%,
06/09/2025 318,014
0 .1
349,000  National Bank of
Canada FXD, 0.750%,
08/06/2024 343,145
0 .1
250,000
(1)
National Securities
Clearing Corp., 1.500%,
04/23/2025 240,895
0 .1
250,000
(1)
National Securities
Clearing Corp., 5.000%,
05/30/2028 251,829
0 .1
213,000
(1)
Nationwide Building
Society, 1.500%,
10/13/2026 194,436
0 .1
255,000
(3)
NatWest Group PLC,
5.583%,
03/01/2028 256,370
0 .1
395,000
(1)
Nordea Bank Abp,
0.625%,
05/24/2024 392,197
0 .1
293,000
(1)
Nordea Bank Abp,
0.750%,
08/28/2025 275,460
0 .1
324,000
(1)
Nordea Bank Abp,
3.600%,
06/06/2025 317,939
0 .1
336,000
(1)
Northwestern Mutual
Global Funding,
0.800%,
01/14/2026 311,892
0 .1
587,000  Old Republic
International Corp.,
4.875%,
10/01/2024 583,711
0 .2
207,000
(1)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 197,061
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
265,000
(1)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 $ 245,338
0 .1
424,000
(3)
PNC Financial Services
Group, Inc., 5.300%,
01/21/2028 424,589
0 .1
296,000
(1)
Principal Life Global
Funding II, 5.100%,
01/25/2029 295,547
0 .1
214,000  Prologis L.P., 4.875%,
06/15/2028 214,353
0 .1
90,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 89,805
0.0
332,000
(2)
Public Storage
Operating Co., 5.125%,
01/15/2029 337,672
0 .1
284,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 260,187
0 .1
466,000  Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 452,110
0 .1
202,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 202,602
0 .1
434,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 435,554
0 .1
439,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 446,439
0 .1
440,000  Sixth Street Specialty
Lending, Inc., 3.875%,
11/01/2024 434,545
0 .1
619,000
(1)
Skandinaviska Enskilda
Banken AB, 0.650%,
09/09/2024 605,476
0 .2
464,000
(1)
Skandinaviska Enskilda
Banken AB, 3.700%,
06/09/2025 455,935
0 .1
440,000
(1)
Skandinaviska Enskilda
Banken AB, 5.125%,
03/05/2027 440,877
0 .1
477,000
(1)(3)
Societe Generale SA,
2.226%,
01/21/2026 462,521
0 .1
391,000
(3)
State Street Corp.,
5.684%,
11/21/2029 401,695
0 .1
286,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 272,362
0 .1
355,000  Sumitomo Mitsui
Financial Group, Inc.,
2.696%,
07/16/2024 352,113
0 .1
201,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 206,793
0 .1
465,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 0.800%,
09/16/2024 455,121
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
620,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.200%,
03/07/2027 $ 620,764
0 .2
212,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 214,102
0 .1
468,000
(1)
Svenska
Handelsbanken AB,
3.650%,
06/10/2025 459,718
0 .1
371,000
(1)
Swedbank AB, 3.356%,
04/04/2025 363,817
0 .1
454,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 446,085
0 .1
355,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 354,592
0 .1
467,000
(2)
Toronto-Dominion
Bank, MTN, 0.700%,
09/10/2024 457,393
0 .1
621,000  Toronto-Dominion
Bank, MTN, 1.150%,
06/12/2025 591,686
0 .2
515,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 519,699
0 .2
468,000  Toronto-Dominion
Bank FXD, 1.450%,
01/10/2025 453,975
0 .1
260,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 240,425
0 .1
316,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 274,435
0 .1
256,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 251,914
0 .1
402,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 401,644
0 .1
369,000
(1)
UBS AG/London,
0.700%,
08/09/2024 362,353
0 .1
200,000  UBS AG/London,
5.800%,
09/11/2025 201,504
0 .1
372,000
(1)(3)
UBS Group AG,
4.488%,
05/12/2026 366,814
0 .1
464,000
(1)(3)
UBS Group AG,
4.490%,
08/05/2025 461,731
0 .1
427,000
(1)(3)
UBS Group AG,
5.428%,
02/08/2030 427,768
0 .1
268,000
(3)
US Bancorp, 5.384%,
01/23/2030 269,253
0 .1
241,000
(3)
US Bancorp, 5.775%,
06/12/2029 245,275
0 .1
115,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 111,583
0.0
365,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 322,777
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
330,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 $ 314,190
0 .1
135,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 133,313
0.0
169,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 171,055
0.0
329,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 331,300
0 .1
211,000
(1)(2)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 211,089
0 .1
65,993,627
19 .8
Industrial : 2 .4%
110,000  AGCO Corp., 5.450%,
03/21/2027 110,539
0.0
444,000  Avnet, Inc., 6.250%,
03/15/2028 455,132
0 .1
210,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 210,879
0 .1
190,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 189,546
0 .1
340,000  GATX Corp., 5.400%,
03/15/2027 342,508
0 .1
223,000  General Dynamics
Corp., 3.250%,
04/01/2025 218,749
0 .1
392,000
(1)
Graphic Packaging
International LLC,
0.821%,
04/15/2024 391,269
0 .1
221,000  HEICO Corp., 5.250%,
08/01/2028 222,444
0 .1
423,000  Honeywell International,
Inc., 4.875%,
09/01/2029 426,073
0 .1
335,000  John Deere Capital
Corp., MTN, 2.050%,
01/09/2025 326,960
0 .1
184,000  John Deere Capital
Corp., MTN, 2.125%,
03/07/2025 178,919
0 .1
138,000
(2)
John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 128,881
0.0
593,000  John Deere Capital
Corp., MTN, 4.850%,
03/05/2027 593,480
0 .2
107,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 107,876
0.0
163,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 164,232
0 .1
238,000  Lockheed Martin Corp.,
5.100%,
11/15/2027 240,807
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
429,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 $ 429,524
0 .1
447,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 460,201
0 .1
224,000  Raytheon Technologies
Corp., 5.000%,
02/27/2026 223,521
0 .1
400,000  Republic Services, Inc.,
2.500%,
08/15/2024 395,312
0 .1
429,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 431,182
0 .1
296,000
(2)
Ryder System,
Inc., MTN, 5.375%,
03/15/2029 298,679
0 .1
713,000  Teledyne Technologies,
Inc., 0.950%,
04/01/2024 713,000
0 .2
455,000
(1)
Veralto Corp., 5.500%,
09/18/2026 456,941
0 .1
414,000  Waste Management,
Inc., 4.875%,
02/15/2029 418,133
0 .1
8,134,787
2 .4
Technology : 2 .4%
233,000  Analog Devices, Inc.,
2.950%,
04/01/2025 227,753
0 .1
173,000  Apple, Inc., 1.125%,
05/11/2025 165,702
0 .1
449,000  Apple, Inc., 3.250%,
02/23/2026 436,643
0 .1
18,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 16,881
0.0
88,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 81,888
0.0
444,000  Broadcom, Inc.,
3.459%,
09/15/2026 427,336
0 .1
61,000  Concentrix Corp.,
6.600%,
08/02/2028 61,733
0.0
245,000  Fiserv, Inc., 2.750%,
07/01/2024 243,190
0 .1
145,000  Fiserv, Inc., 5.150%,
03/15/2027 145,581
0 .1
444,000  Fiserv, Inc., 5.450%,
03/02/2028 449,417
0 .1
198,000  HP, Inc., 2.200%,
06/17/2025 190,649
0 .1
445,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 438,994
0 .1
430,000  Intel Corp., 3.750%,
08/05/2027 415,917
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
666,000  Intel Corp., 4.875%,
02/10/2026 $ 664,127
0 .2
446,000  International Business
Machines Corp.,
4.000%,
07/27/2025 439,152
0 .1
255,000  International Business
Machines Corp.,
6.500%,
01/15/2028 271,464
0 .1
681,000  Intuit, Inc., 5.250%,
09/15/2026 687,528
0 .2
473,000  Oracle Corp., 1.650%,
03/25/2026 441,731
0 .1
288,000  Oracle Corp., 2.500%,
04/01/2025 279,420
0 .1
470,000  Oracle Corp., 2.650%,
07/15/2026 444,906
0 .1
500,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 490,627
0 .2
307,000  VMware, Inc., 1.000%,
08/15/2024 301,646
0 .1
408,000  VMware, Inc., 1.400%,
08/15/2026 372,713
0 .1
215,000  Workday, Inc., 3.500%,
04/01/2027 205,929
0 .1
7,900,927
2 .4
Utilities : 4 .4%
475,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 460,149
0 .1
352,000  AES Corp., 5.450%,
06/01/2028 351,468
0 .1
475,000  Alabama Power Co.,
3.750%,
09/01/2027 457,650
0 .1
305,000  Ameren Corp., 5.700%,
12/01/2026 309,143
0 .1
176,000  Ameren Illinois Co.,
3.800%,
05/15/2028 170,595
0 .1
393,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 394,151
0 .1
213,000
(1)
Aquarion Co., 4.000%,
08/15/2024 211,092
0 .1
425,000  Arizona Public
Service Co., 3.350%,
06/15/2024 422,768
0 .1
425,000  Avangrid, Inc., 3.200%,
04/15/2025 414,204
0 .1
279,000  Black Hills Corp.,
1.037%,
08/23/2024 274,057
0 .1
218,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 215,686
0 .1
188,000  Consumers Energy Co.,
4.900%,
02/15/2029 188,751
0 .1
448,000
(3)
DTE Energy Co.,
4.220%,
11/01/2024 443,938
0 .1
323,000  DTE Energy Co.,
5.100%,
03/01/2029 321,845
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
479,000
(1)
Enel Finance
International NV,
6.800%,
10/14/2025 $ 488,775
0 .1
329,000  Entergy Corp., 0.900%,
09/15/2025 308,522
0 .1
555,000  Entergy Louisiana LLC,
0.950%,
10/01/2024 542,510
0 .2
277,000  Eversource Energy,
2.900%,
03/01/2027 260,509
0 .1
448,000  Eversource Energy,
4.750%,
05/15/2026 443,501
0 .1
161,000  Exelon Corp., 5.150%,
03/15/2029 161,432
0.0
215,000  Florida Power &
Light Co., 4.400%,
05/15/2028 212,891
0 .1
423,000  Georgia Power Co.,
5.004%,
02/23/2027 423,715
0 .1
338,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 332,881
0 .1
72,000  IPALCO Enterprises,
Inc., 3.700%,
09/01/2024 71,987
0.0
195,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 196,195
0 .1
187,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 4.850%,
02/07/2029 187,001
0 .1
325,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.875%,
02/07/2025 315,641
0 .1
217,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 220,087
0 .1
428,000  National Rural Utilities
Cooperative Finance
Corp. D, 1.000%,
10/18/2024 417,466
0 .1
231,000
(1)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 236,412
0 .1
318,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 291,274
0 .1
287,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 254,330
0 .1
271,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 267,340
0 .1
165,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 164,558
0.0
324,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 267,696
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
462,000  NiSource, Inc., 0.950%,
08/15/2025 $ 434,964
0 .1
328,000
(1)
NRG Energy, Inc.,
3.750%,
06/15/2024 326,282
0 .1
389,000
(2)
ONE Gas, Inc., 5.100%,
04/01/2029 391,828
0 .1
699,787  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 671,698
0 .2
335,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 314,937
0 .1
134,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 137,301
0.0
155,000  Sempra Energy,
5.400%,
08/01/2026 155,511
0.0
144,000  Southern Co., 5.500%,
03/15/2029 146,805
0.0
384,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 367,970
0 .1
251,000  Tampa Electric Co.,
4.900%,
03/01/2029 251,400
0 .1
272,000
(1)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 266,509
0 .1
8,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 7,077
0.0
535,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 530,292
0 .2
43,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 42,772
0.0
61,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 61,133
0.0
14,806,699
4 .4
Total Corporate Bonds/
Notes
(Cost $139,604,408)
137,912,302
41 .3
ASSET-BACKED SECURITIES : 20 .8%
Automobile Asset-Backed Securities : 5 .6%
102,314  AmeriCredit Automobile
Receivables Trust
2020-1 C, 1.590%,
10/20/2025 101,995
0.0
550,000  AmeriCredit Automobile
Receivables Trust
2021-3 B, 1.170%,
08/18/2027 525,381
0 .2
1,700,000  BMW Vehicle Lease
Trust 2024-1 A4,
5.000%,
06/25/2027 1,696,208
0 .5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
300,000  CarMax Auto Owner
Trust 2021-2 B,
1.030%,
12/15/2026 $ 284,891
0 .1
750,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 704,048
0 .2
594,543  Carvana Auto
Receivables Trust
2022-P1 A3, 3.350%,
02/10/2027 585,297
0 .2
1,050,000
(1)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,063,506
0 .3
650,000
(1)
Citizens Auto
Receivables Trust
2024-1 A3, 5.110%,
04/17/2028 649,625
0 .2
750,000  Ford Credit Auto Owner
Trust 2022-A B,
1.910%,
07/15/2027 706,609
0 .2
500,000  GM Financial
Automobile Leasing
Trust 2022-3 A4,
4.110%,
08/20/2026 495,111
0 .1
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 449,025
0 .1
600,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 602,131
0 .2
900,000  GM Financial Consumer
Automobile Receivables
Trust 2023-1 A3,
4.660%,
02/16/2028 892,977
0 .3
900,000
(1)
Hyundai Auto Lease
Securitization Trust
2023-A A4, 4.940%,
11/16/2026 895,672
0 .3
850,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 796,531
0 .2
113,565
(1)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 110,256
0.0
118,360
(1)
Oscar US Funding
XIII LLC 2021-2A A3,
0.860%,
09/10/2025 117,488
0.0
950,000
(1)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 942,539
0 .3
800,000  Toyota Auto
Receivables Owner
Trust 2023-A A4,
4.420%,
08/15/2028 788,156
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
1,650,000  Toyota Auto
Receivables Owner
Trust 2024-A A3,
4.830%,
10/16/2028 $ 1,644,661
0 .5
1,110,559
(1)
Westlake Automobile
Receivables Trust
2022-3A A3, 5.490%,
07/15/2026 1,109,502
0 .3
900,000
(1)
Westlake Automobile
Receivables Trust
2023-2A A3, 5.800%,
02/16/2027 902,300
0 .3
1,000,000
(1)
Westlake Automobile
Receivables Trust
2023-3A B, 5.920%,
09/15/2028 1,005,792
0 .3
1,850,000  World Omni Auto
Receivables Trust
2024-A A3, 4.860%,
03/15/2029 1,845,537
0 .6
18,915,238
5 .6
Credit Card Asset-Backed Securities : 1 .3%
1,500,000  American Express
Credit Account Master
Trust 2022-3 A,
3.750%,
08/15/2027 1,471,718
0 .5
1,350,000
(1)
CARDS II Trust
2021-1A A, 0.602%,
04/15/2027 1,347,230
0 .4
1,450,000  Chase Issuance Trust
2024-A2I A, 4.720%,
01/15/2031 1,446,353
0 .4
4,265,301
1 .3
Other Asset-Backed Securities : 12 .8%
800,000
(1)(3)
AGL CLO 13 Ltd.
2021-13A A1, 6.739%,
(TSFR3M + 1.422%),
10/20/2034 800,284
0 .2
482,970
(1)(3)
AMMC CLO 22 Ltd.
2018-22A A, 6.616%,
(TSFR3M + 1.292%),
04/25/2031 483,320
0 .1
100,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
C, 7.290%, (TSFR1M +
1.964%),
08/15/2034 97,364
0.0
750,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.340%, (TSFR1M +
3.014%),
11/15/2036 717,576
0 .2
700,000
(1)(3)
ARES XLVI CLO Ltd.
2017-46A A2, 6.806%,
(TSFR3M + 1.492%),
01/15/2030 700,181
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(1)(3)
Barings CLO Ltd.
2017-1A A2, 6.910%,
(TSFR3M + 1.612%),
07/18/2029 $ 250,119
0 .1
1,480,664
(1)(3)
Benefit Street Partners
CLO IX Ltd. 2016-9A
AR, 6.689%, (TSFR3M
+ 1.372%),
07/20/2031 1,481,625
0 .4
1,000,000
(1)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
A, 6.926%, (TSFR3M +
1.612%),
01/15/2033 1,000,473
0 .3
500,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.971%, (TSFR3M
+ 1.662%),
04/19/2034 500,211
0 .1
202,354
(1)(3)
Carbone Clo Ltd.
2017-1A A1, 6.719%,
(TSFR3M + 1.402%),
01/20/2031 202,447
0 .1
800,000
(1)(3)
Carlyle US Clo Ltd.
2017-2A AJR, 6.979%,
(TSFR3M + 1.662%),
07/20/2031 799,534
0 .2
850,000
(1)(3)
Carlyle US CLO Ltd.
2020-2A A1R, 6.726%,
(TSFR3M + 1.402%),
01/25/2035 850,834
0 .3
1,550,000
(1)(3)
CARLYLE US CLO Ltd.
2021-4A A2, 6.979%,
(TSFR3M + 1.662%),
04/20/2034 1,550,651
0 .5
1,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A ARR,
6.737%, (TSFR3M +
1.422%),
07/23/2034 1,000,265
0 .3
594,741
(1)(3)
CIFC Funding Ltd.
2018-4A A1, 6.728%,
(TSFR3M + 1.412%),
10/17/2031 595,205
0 .2
289,852
(1)(3)
Clear Creek CLO
2015-1A AR, 6.779%,
(TSFR3M + 1.462%),
10/20/2030 290,028
0 .1
354,126  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 343,074
0 .1
119,312
(1)(3)
Deer Creek Clo Ltd.
2017-1A A, 6.759%,
(TSFR3M + 1.442%),
10/20/2030 119,388
0.0
411,742
(1)
DLLAD LLC 2023-1A
A2, 5.190%,
04/20/2026 410,714
0 .1
980,000
(1)(3)
Dryden 72 CLO Ltd.
2019-72A AR, 6.649%,
(TSFR3M + 1.342%),
05/15/2032 980,715
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
408,026
(1)(3)
Dryden XXVIII Senior
Loan Fund 2013-
28A A1LR, 6.769%,
(TSFR3M + 1.462%),
08/15/2030 $ 408,230
0 .1
300,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.829%,
(TSFR3M + 1.512%),
01/20/2030 298,471
0 .1
122,213
(1)(3)
Elevation CLO Ltd.
2014-2A A1R, 6.808%,
(TSFR3M + 1.492%),
10/15/2029 122,259
0.0
2,000,000
(1)(3)
FS RIALTO 2021-FL2
E, 8.891%, (TSFR1M +
3.564%),
05/16/2038 1,855,224
0 .6
720,000
(1)(3)
Goldentree Loan
Management US Clo
4 Ltd. 2019-4A ARR,
6.477%, (TSFR3M +
1.150%),
04/24/2031 720,727
0 .2
1,360,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 B, 7.041%,
(TSFR1M + 1.714%),
06/16/2036 1,314,820
0 .4
2,100,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 D, 7.791%,
(TSFR1M + 2.464%),
06/16/2036 1,975,032
0 .6
250,000
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.019%,
(SOFR30A + 1.700%),
04/20/2037 250,008
0 .1
304,138
(1)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 269,986
0 .1
950,000  John Deere Owner
Trust 2022-B A4,
3.800%,
05/15/2029 926,718
0 .3
1,150,000  John Deere Owner
Trust 2022-C A4,
5.200%,
09/17/2029 1,149,530
0 .3
400,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 383,773
0 .1
1,050,000
(1)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 1,046,424
0 .3
600,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.829%, (TSFR3M +
1.512%),
01/20/2031 600,265
0 .2
313,196
(1)(3)
Madison Park Funding
XI Ltd. 2013-11A AR2,
6.477%, (TSFR3M +
1.162%),
07/23/2029 313,352
0 .1
500,000
(1)(3)
Magnetite XXVI
Ltd. 2020-26A A2R,
6.986%, (TSFR3M +
1.662%),
07/25/2034 498,106
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,024,545
(1)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR,
6.480%, (TSFR3M +
1.182%),
10/18/2030 $ 1,024,763
0 .3
1,100,000
(1)(3)
Octagon Investment
Partners 32 Ltd. 2017-
1A A2R, 6.776%,
(TSFR3M + 1.462%),
07/15/2029 1,100,512
0 .3
1,000,000
(1)(3)
Octagon Investment
Partners 48 Ltd.
2020-3A AR, 6.729%,
(TSFR3M + 1.412%),
10/20/2034 1,000,425
0 .3
400,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.921%,
(TSFR3M + 1.612%),
07/19/2030 399,387
0 .1
2,000,000
(1)(3)
OHA Credit Partners
XVI 2021-16A A,
6.710%, (TSFR3M +
1.412%),
10/18/2034 2,002,616
0 .6
1,600,000
(1)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 6.721%,
(TSFR3M + 1.412%),
01/19/2037 1,602,090
0 .5
571,248
(1)(3)
Palmer Square CLO
Ltd. 2015-2A A1R2,
6.679%, (TSFR3M +
1.362%),
07/20/2030 571,540
0 .2
600,000
(1)
PFS Financing Corp.
2021-B A, 0.770%,
08/15/2026 588,845
0 .2
650,000
(1)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 640,196
0 .2
600,000
(1)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 606,003
0 .2
1,300,000
(1)(3)
Rad CLO 6 Ltd.
2019-6A A1, 6.959%,
(TSFR3M + 1.642%),
01/20/2033 1,300,502
0 .4
1,420,135
(1)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
6.699%, (TSFR3M +
1.382%),
01/21/2031 1,421,705
0 .4
800,000
(1)(3)
Sound Point CLO XXIII
2019-2A AR, 6.746%,
(TSFR3M + 1.432%),
07/15/2034 799,610
0 .2
365,095
(1)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
6.506%, (TSFR3M +
1.192%),
07/15/2030 365,223
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
850,000
(1)(3)
THL Credit Wind River
Clo Ltd. 2018-2A A2,
7.026%, (TSFR3M +
1.712%),
07/15/2030 $ 843,623
0 .3
1,850,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
6.739%, (TSFR3M +
1.422%),
07/20/2034 1,850,657
0 .6
650,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 636,468
0 .2
249,344
(1)(3)
Venture 34 CLO Ltd.
2018-34A A, 6.806%,
(TSFR3M + 1.492%),
10/15/2031 249,084
0 .1
500,000
(1)(3)
Wellman Park CLO Ltd.
2021-1A A, 6.676%,
(TSFR3M + 1.362%),
07/15/2034 500,316
0 .2
42,810,498
12 .8
Student Loan Asset-Backed Securities : 1 .1%
260,402
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 243,866
0 .1
292,124
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 263,547
0 .1
142,253
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 124,855
0.0
228,080
(1)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 194,988
0.0
1,004,108
(1)
Navient Private
Education Refi Loan
Trust 2022-BA A,
4.160%,
10/15/2070 960,768
0 .3
1,425,952
(1)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 1,433,300
0 .4
234,356
(1)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 228,694
0 .1
310,494
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 264,340
0 .1
3,714,358
1 .1
Total Asset-Backed
Securities
(Cost $70,538,338)
69,705,395
20 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 20 .8%
United States Treasury Notes : 20 .8%
189,400
1.250
%,
11/30/2026 $ 174,189
0 .1
107,900
1.500
%,
01/31/2027 99,521
0.0
128,900
1.500
%,
11/30/2028 114,036
0.0
15,000,000
2.875
%,
04/30/2025 14,668,359
4 .4
69,000
4.250
%,
12/15/2026 68,841
0.0
45,626,000
4.250
%,
03/15/2027 45,419,257
13 .6
926,200
(2)
4.250
%,
02/28/2029 927,575
0 .3
268,000
4.250
%,
02/28/2031 268,523
0 .1
5,904,000
4.500
%,
03/31/2026 5,889,471
1 .8
996,000
(2)
4.625
%,
02/28/2026 995,261
0 .3
802,000
4.625
%,
03/15/2026 801,436
0 .2
69,426,469
20 .8
Total U.S. Treasury
Obligations
(Cost $69,564,165)
69,426,469
20 .8
COLLATERALIZED MORTGAGE OBLIGATIONS : 8 .0%
742,595
(3)
Fannie Mae REMIC
Trust 2006-43 FJ,
5.845%, (SOFR30A +
0.524%),
06/25/2036 736,475
0 .2
311,278
(3)
Fannie Mae REMIC
Trust 2007-14 PF,
5.625%, (SOFR30A +
0.304%),
03/25/2037 304,450
0 .1
942,074
(3)
Fannie Mae REMIC
Trust 2007-75 AF,
5.705%, (SOFR30A +
0.384%),
08/25/2037 927,366
0 .3
180,962
(3)
Fannie Mae REMIC
Trust 2010-123 FL,
5.865%, (SOFR30A +
0.544%),
11/25/2040 179,314
0 .1
465,550
(3)
Fannie Mae REMIC
Trust 2010-136 FG,
5.935%, (SOFR30A +
0.614%),
12/25/2030 466,762
0 .1
855,890
(3)
Fannie Mae REMIC
Trust 2011-51 FM,
6.085%, (SOFR30A +
0.764%),
06/25/2041 851,680
0 .3
227,783
(3)
Fannie Mae REMIC
Trust 2011-68 F,
5.705%, (SOFR30A +
0.384%),
07/25/2031 227,631
0 .1
67,233
(3)
Fannie Mae REMIC
Trust 2011-96 FN,
5.935%, (SOFR30A +
0.614%),
10/25/2041 66,728
0.0
295,310
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
5.785%, (SOFR30A +
0.464%),
08/25/2042 293,732
0 .1
14,229
(1)(3)
Flagstar Mortgage Trust
2017-2 A3, 3.500%,
10/25/2047 12,653
0.0
242,527
(1)(3)
Flagstar Mortgage Trust
2020-2 A2, 3.000%,
08/25/2050 206,214
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,736,446
(3)
Freddie Mac REMIC
Trust 3119 PF,
5.733%, (SOFR30A +
0.414%),
02/15/2036 $ 1,717,270
0 .5
1,088,833
(3)
Freddie Mac REMIC
Trust 3153 UF,
5.863%, (SOFR30A +
0.544%),
05/15/2036 1,083,490
0 .3
395,210
(3)
Freddie Mac REMIC
Trust 3626 FA,
6.083%, (SOFR30A +
0.764%),
05/15/2036 394,253
0 .1
240,606
(3)
Freddie Mac REMIC
Trust 4508 CF,
5.833%, (SOFR30A +
0.514%),
09/15/2045 237,547
0 .1
294,500
(3)
Freddie Mac REMIC
Trust 4879 DF,
5.833%, (SOFR30A +
0.514%),
08/15/2034 291,731
0 .1
2,744,740
(3)
Freddie Mac Strips
406 F43, 6.120%,
(SOFR30A + 0.800%),
10/25/2053 2,755,290
0 .8
2,309,381
(3)
Freddie Mac Strips
406 F44, 6.320%,
(SOFR30A + 1.000%),
10/25/2053 2,330,527
0 .7
670,890
(3)
Ginnie Mae 2012-H11
FA, 6.144%, (TSFR1M
+ 0.814%),
02/20/2062 672,092
0 .2
144,017
(3)
Ginnie Mae 2014-H05
FB, 6.044%, (TSFR1M
+ 0.714%),
12/20/2063 144,063
0.0
1,571,391
(3)
Ginnie Mae 2015-H30
FE, 6.044%, (TSFR1M
+ 0.714%),
11/20/2065 1,572,165
0 .5
1,508,659
(3)
Ginnie Mae 2016-H06
FD, 6.364%, (TSFR1M
+ 1.034%),
07/20/2065 1,507,669
0 .5
663,610
(3)
Ginnie Mae 2016-H07
FK, 6.444%, (TSFR1M
+ 1.114%),
03/20/2066 663,933
0 .2
1,361,142
(3)
Ginnie Mae 2016-H16
FE, 6.105%, (TSFR12M
+ 1.095%),
06/20/2066 1,359,934
0 .4
318,550
(3)
Ginnie Mae 2017-H09
FG, 5.914%, (TSFR1M
+ 0.584%),
03/20/2067 318,122
0 .1
1,880,394
(3)
Ginnie Mae 2019-H02
FA, 5.894%, (TSFR1M
+ 0.564%),
01/20/2069 1,876,048
0 .6
717,509
(3)
Ginnie Mae 2020-H09
NF, 6.694%, (TSFR1M
+ 1.364%),
04/20/2070 727,163
0 .2
1,213,243  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 1,217,088
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,337
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 $ 11,249
0.0
168,141
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 150,553
0.0
292,967
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-2 A9,
2.500%,
05/25/2051 233,943
0 .1
1,767,514
(1)(3)
OBX Trust 2023-J1 A3,
4.500%,
01/25/2053 1,680,937
0 .5
531,853
(1)(3)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 424,039
0 .1
717,300  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 678,191
0 .2
161,271
(1)(3)
Sequoia Mortgage Trust
2014-4 B3, 3.907%,
11/25/2044 151,811
0.0
38,925
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 35,915
0.0
78,396
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.048%,
06/25/2034 75,358
0.0
174,607
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 A17, 3.000%,
12/25/2049 147,874
0.0
Total Collateralized
Mortgage Obligations
(Cost $26,949,985)
26,731,260
8 .0
COMMERCIAL MORTGAGE-BACKED SECURITIES : 6 .7%
2,000,000
(1)(3)
BHMS 2018-ATLS D,
7.872%, (TSFR1M +
2.547%),
07/15/2035 1,943,385
0 .6
2,000,000
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 7.017%,
(TSFR1M + 1.692%),
03/15/2041 2,003,603
0 .6
800,000
(1)(3)
BX Trust 2021-ARIA
C, 7.085%, (TSFR1M +
1.760%),
10/15/2036 790,095
0 .2
374,643
(1)(3)
BX Trust 2022-PSB A,
7.776%, (TSFR1M +
2.451%),
08/15/2039 377,450
0 .1
1,500,000
(1)(3)
BXMT Ltd. 2021-FL4
D, 7.690%, (TSFR1M +
2.364%),
05/15/2038 1,235,882
0 .4
1,800,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 7.418%,
(TSFR1M + 2.092%),
03/15/2035 1,791,544
0 .5
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
340,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 7.717%,
(TSFR1M + 2.391%),
03/15/2035 $ 338,256
0 .1
1,700,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2021-
PRM2 A, 6.390%,
(TSFR1M + 1.064%),
10/15/2038 1,689,134
0 .5
1,200,000  Csail Commercial
Mortgage Trust 2015-
C2 A4, 3.504%,
06/15/2057 1,170,483
0 .4
457,128
(1)(3)
Extended Stay America
Trust 2021-ESH B,
6.819%, (TSFR1M +
1.494%),
07/15/2038 457,574
0 .1
1,188,533
(1)(3)
Extended Stay America
Trust 2021-ESH C,
7.139%, (TSFR1M +
1.814%),
07/15/2038 1,188,580
0 .4
18,887  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 18,625
0.0
847  Ginnie Mae 2017-69
AB, 2.350%,
05/16/2053 843
0.0
8,748  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 8,650
0.0
48,011  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 46,778
0.0
43,056  Ginnie Mae 2017-89 A,
2.500%,
08/16/2057 42,297
0.0
2,225,000
(1)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 7.570%,
(TSFR1M + 2.245%),
10/15/2039 2,226,820
0 .7
1,300,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH B, 6.530%,
(TSFR1M + 1.204%),
06/15/2038 1,224,605
0 .4
900,000
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 D,
4.657%,
04/15/2047 879,423
0 .3
995,224
(1)(3)
Med Trust 2021-MDLN
A, 6.389%, (TSFR1M +
1.064%),
11/15/2038 993,437
0 .3
1,823,228
(1)(3)
MHP 2022-MHIL B,
6.439%, (TSFR1M +
1.114%),
01/15/2027 1,803,387
0 .5
500,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.727%,
(TSFR1M + 1.397%),
03/15/2039 495,354
0 .1
700,000
(1)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 717,076
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000
(1)(3)
VMC Finance LLC
2021-FL4 C, 7.691%,
(TSFR1M + 2.364%),
06/16/2036 $ 680,543
0 .2
250,000
(1)(3)
WMRK Commercial
Mortgage Trust 2022-
WMRK A, 8.114%,
(TSFR1M + 2.789%),
11/15/2027 251,469
0 .1
Total Commercial
Mortgage-Backed
Securities
(Cost $22,632,911)
22,375,293
6 .7
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Uniform Mortgage-Backed Securities : 0.0%
7,491
6.500
%,
10/01/2032 7,742
0.0
5,543
7.000
%,
10/01/2032 5,716
0.0
13,458
0.0
Total U.S. Government
Agency Obligations
(Cost $13,272)
13,458
0.0
Total Long-Term
Investments
(Cost $329,303,079)
326,164,177
97 .6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5 .4%
Repurchase Agreements : 1 .9%
1,496,296
(4)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,497,170,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$1,526,222, due
09/01/28-03/20/72)
1,496,296
0 .4
275,472
(4)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase Amount
$275,633, collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $280,981, due
08/01/33-03/01/54)
275,472
0 .1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,496,296
(4)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,497,168,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,526,223, due
01/01/28-07/15/58)
$ 1,496,296
0 .4
1,496,296
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.280%,
due 04/01/2024
(Repurchase
Amount $1,497,162,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,526,222, due
04/04/24-02/01/54)
1,496,296
0 .5
1,496,296
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,497,172,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.500%, Market
Value plus accrued
interest $1,526,222, due
09/01/29-04/01/54)
1,496,296
0 .5
Total Repurchase
Agreements
(Cost $6,260,656)
6,260,656
1 .9

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 3 .5%
11,875,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $11,875,000) $ 11,875,000 3 .5
Total Short-Term
Investments
(Cost $18,135,656)
$ 18,135,656
5 .4
Total Investments in
Securities
(Cost $347,438,735) $ 344,299,833 103 .0
Liabilities in Excess of
Other Assets
(10,189,958) ( 3 .0 )
Net Assets $ 334,109,875 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 137,912,302 $ — $ 137,912,302
Asset-Backed Securities — 69,705,395 — 69,705,395
U.S. Treasury Obligations — 69,426,469 — 69,426,469
Collateralized Mortgage Obligations — 26,731,260 — 26,731,260
Commercial Mortgage-Backed Securities — 22,375,293 — 22,375,293
U.S. Government Agency Obligations — 13,458 — 13,458
Short-Term Investments 11,875,000 6,260,656 — 18,135,656
Total Investments, at fair value $ 11,875,000 $ 332,424,833 $ — $ 344,299,833
Other Financial Instruments+
Futures 835 — — 835
Total Assets $ 11,875,835 $ 332,424,833 $ — $ 344,300,668
Liabilities Table
Other Financial Instruments+
Futures $ (164,549) $ — $ — $ (164,549)
Total Liabilities $ (164,549) $ — $ — $ (164,549)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 586 06/28/24 $ 119,827,844 $ (37,163)
U.S. Treasury Ultra 10-Year Note 2 06/18/24 229,218 835
$ 120,057,062 $ (36,328)
Short Contracts:
U.S. Treasury 5-Year Note (299) 06/28/24 (31,997,672) (98,699)
U.S. Treasury 10-Year Note (17) 06/18/24 (1,883,547) (11,480)
U.S. Treasury Long Bond (7) 06/18/24 (843,062) (12,921)
U.S. Treasury Ultra Long Bond (2) 06/18/24 (258,000) (4,286)
$ (34,982,281) $ (127,386)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 897,254
Gross Unrealized Depreciation (4,036,156)
Net Unrealized Depreciation $ (3,138,902)